CONVERTIBLE DEBENTURES - 2020 Debentures (Details)					12 Months Ended
	Aug. 01, 2025 CAD ($) shares	Jan. 19, 2025 CAD ($) shares	Aug. 18, 2020 USD ($) shares	Aug. 18, 2020 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Aug. 01, 2025 USD ($)	Jan. 19, 2025 USD ($)
CONVERTIBLE DEBENTURES
Maximum conversion shares | shares					2,417,068
Interest settled with issue of shares | shares					17,761	25,265
Debentures 2020
CONVERTIBLE DEBENTURES
Private placement			$ 6,000,000				$ 3,000,000	$ 3,000,000
Interest rate (in percent)			8.50%
Interest payable in cash (in percent)			6.00%	6.00%
Interest payable in shares (in percent)			2.50%	2.50%
Borrowings term			5 years	5 years
Conversion price | $ / shares				$ 3.52
Gross proceeds			$ 6,000,000	$ 7,902,000
Fair value	$ 10,194,879	$ 13,928,728
Interest settled in cash	30,357	$ 27,539			$ 185,336	$ 490,568
Loss on settlement	$ 167,938
Interest expense					$ 238,297	$ 698,784
Interest settled with issue of shares | shares					5,129	15,159
Debentures 2020 | Maximum
CONVERTIBLE DEBENTURES
Maximum conversion shares | shares	1,195,250	1,221,818	2,301,577	2,301,577